Business Combinations (Acquisition of 7Road, Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 01, 2013	May 11, 2011	Dec. 31, 2012	Jun. 01, 2011	Jun. 21, 2012
Business Acquisition [Line Items]
Charges for impairment of acquired intangible assets	$ 20,200,000	$ 3,600,000
Goodwill	258,997,000	180,252,000
7Road [Member]
Business Acquisition [Line Items]
Non-controlling interest percentage			28.074%				28.074%
Aggregate cash consideration associated with the purchase of non-controlling interest in 7Road			78,000,000
Paid amount associated with the purchase of non-controlling interest in 7Road	2,000,000	76,000,000
Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests				68.258%
Fixed cash consideration				68,260,000		68,258,000
Contingent consideration, maximum				32,760,000
Charges for impairment of acquired intangible assets	0	0			600,000
Contingent consideration provisions, minimum				0
Contingent consideration				28,050,000		28,051,000
Indemnification assets involved				0
Changes in fair value of contingent consideration					2,200,000
Goodwill						103,366,000
Shenzhen 7Road [Member] | Non-compete agreements [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired						179,000
Shenzhen 7Road [Member] | Relationships with operators [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired						807,000
Shenzhen 7Road [Member] | Completed game [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired						20,837,000
Estimated average weighted useful life						5 years
Shenzhen 7Road [Member] | Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired						$ 986,000
Estimated average weighted useful life						5 years